Related party transactions - Summary of transactions with related parties (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related party transactions
Proceeds of shareholder loan	€ 200,589	€ 124,924	€ 82,205
Repayments of shareholder loan	34,308	8,127	11,055
Proceeds from financing of intangible assets	(22,610)
Interest expenses	26,862	17,418	9,456
Royalty	5,139	5,599	5,448
Other service expenses	930	1,331	1,902
Received in advance		9,671	6,111
Borrowings	327,109	165,508
Other current liabilities	37,553	75,378
Other non-current liabilities	25,632	7,442
Fosun International Limited
Related party transactions
Proceeds of shareholder loan	198,841	120,744	18,465
Repayments of shareholder loan	16,454	1,845	3,220
Interest expenses	22,376	6,976	392
Borrowings	313,750	134,649
Other current liabilities	29,532	7,362
Other current assets	239	267
FPI (US) I LLC
Related party transactions
Proceeds of shareholder loan		2,866	1,845
Repayments of shareholder loan		287	1,845
Interest expenses	192	221	16
Borrowings	2,304	2,579
Other current liabilities	390	229
Shanghai Fosun High Technology Group Finance Co., Ltd.
Related party transactions
Proceeds of shareholder loan	1,748	1,314	829
Repayments of shareholder loan	1,144	843	3,803
Interest expenses		96	146
Borrowings	1,715	1,349
Other current liabilities	3	3
Meritz Securities Co., Ltd.
Related party transactions
Proceeds of shareholder loan			59,959
Repayments of shareholder loan	16,710	4,071	2,187
Proceeds of financing fund			36,541
Repayments of financing fund	48,091	18,274
Interest expenses	2,442	9,084	7,877
Borrowings		16,710
Other current liabilities		53,172
Fosun JoyGo (HK) Technology Limited
Related party transactions
Proceeds of shareholder loan			1,107
Repayments of shareholder loan		1,081
Interest expenses		2	4
Shanghai Fosun High Technology (Group) Co., Ltd.
Related party transactions
Interest expenses	964	1,039	1,021
Borrowings	9,340	10,221
Other current liabilities	1,118	403
Other non-current liabilities	3,571	2,872
Shanghai Fosun Bund Property Co., Ltd.
Related party transactions
Rental expenses		166	1,143
Other current liabilities	1,906	2,114
Handsome Corporation
Related party transactions
Sales of goods	636	1,338	1,499
Royalty	2,631	2,795	3,143
Baozun Hong Kong Investment Limited
Related party transactions
Other service expenses	694	1,331	1,631
Other current liabilities	1,585	1,105
Fosun Holdings Limited
Related party transactions
Other service expenses			271
Other current liabilities	257	289
Itochu Corporation
Related party transactions
Proceeds from financing of intangible assets	22,610
Interest expenses	888
Royalty	2,508	2,804	2,305
Purchase of trademarks			27,074
Received in advance			4,753
Other current liabilities	1,656
Other non-current liabilities	22,061	4,570
Shanghai Yu Garden Group and its subsidiaries
Related party transactions
Received in advance		9,671	€ 1,358
Other current liabilities		9,671
Hauck & Aufhuser Fund Services S.A.
Related party transactions
Other service expenses	236
Shanghai Fosun Industrial Investment Co., Ltd.
Related party transactions
Other current liabilities	€ 1,106	€ 1,030